UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/01

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts      5/9/01

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     159

Form 13F Information Table Value Total:     $250,378
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt


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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH

NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE
SHARED  NONE
Abbott Laboratories      COM  002824100       4,719     100 SH SOLE            100
Abbott Laboratories      COM  002824100   1,011,046  21,425 SH DEFINED 01
21,425
Abbott Laboratories      COM  002824100  11,306,724 239,600 SH OTHER
239,600
Agilent Technologies     COM  00846U101       6,146     200 SH SOLE            200
Agilent Technologies     COM  00846U101     182,751   5,947 SH DEFINED 01
5,947
Agilent Technologies     COM  00846U101     710,017  23,105 SH OTHER
23,105
Allete                   COM  018522102      10,328     400 SH OTHER
400
American Express Co.     COM  025816109     825,174  19,980 SH OTHER
19,980
American Home Products   COM  026609107      94,000   1,600 SH SOLE          1,600
American Home Products   COM  026609107      23,500     400 SH DEFINED 01
400
American Home Products   COM  026609107     105,750   1,800 SH OTHER
1,800
American Int'l Group     COM  026874107      22,540     280 SH SOLE            280
American Int'l Group     COM  026874107   2,689,264  33,407 SH DEFINED O1
33,407
American Int'l Group     COM  026874107  21,668,991 269,180 SH OTHER
269,180
AOL Time Warner          COM  00184A105     209,583   5,220 SH OTHER
5,220
ATT Corp                 COM  001957109      18,113   1,050 SH SOLE          1,050
ATT Corp                 COM  001957109      72,356   3,397 SH DEFINED O1
3,397
ATT Corp                 COM  001957109     406,830  19,100 SH OTHER
19,100
Automatic Data ProcessingCOM  053015103      16,314     300 SH SOLE            300
Automatic Data ProcessingCOM  053015103   1,726,565  31,750 SH DEFINED 01
31,750
Automatic Data ProcessingCOM  053015103  12,790,448 235,205 SH OTHER
235,205
BankAmerica Corp         COM  06605F102      32,850     600 SH OTHER
600
Bank of New York         COM  064057102      39,392     800 SH OTHER
800
BellSouth                COM  079860102      22,097     540 SH DEFINED 01
540
BellSouth                COM  079860102      60,071   1,468 SH OTHER
1,468
Berkshire Hathaway CL B  COM  084670207     839,936     386 SH DEFINED 01
386
Berkshire Hathaway CL B  COM  084670207   1,253,376     576 SH OTHER
576
Boston Scientific        COM  110122108      24,216   1,200 SH OTHER
1,200
BP Amoco PLC             ADR  055622104     107,973   2,176 SH DEFINED 01
2,176
Bristol Myers Squibb     COM  110122108     255,420   4,300 SH OTHER
4,300
Capital One Financial    COM  14040H105      66,600   1,200 SH OTHER
1,200
Chevron Corp.            COM  166751107      17,560     200 SH OTHER
200
Cintas Corp.             COM  172908105      15,768     400 SH SOLE            400
Cintas Corp.             COM  172908105     236,520   6,000 SH DEFINED 01
6,000
Cintas Corp.             COM  172908105   3,646,350  92,500 SH OTHER
92,500
Cisco Systems		 COM  17275R102	   41,113	2,600 SH DEFINED 01
2,600
Cisco Systems            COM  17275R102     160,813  10,170 SH OTHER
10,170
Citigroup Inc.           COM  172967101      22,490     500 SH OTHER
500
Coca Cola                COM  191216100     325,152   7,200 SH SOLE          7,200
Coca Cola                COM  191216100   2,260,484  50,055 SH DEFINED O1
50,055
Coca Cola                COM  191216100  10,052,842 222,605 SH OTHER
222,605
Dean Foods               COM  242361103       3,386     100 SH DEFINED 01
100
Disney (Walt) Company    COM  254687106      12,584     440 SH SOLE            440
Disney (Walt) Company    COM  254687106     193,050   6,750 SH DEFINED 01
6,750
Disney (Walt) Company    COM  254687106     688,545  24,075 SH OTHER
24,075
Dominion Res Inc. VA     COM  257470104      31,139     483 SH OTHER
483
Dow Chemical             COM  260543103      18,942     600 SH OTHER
600
Dupont E I De Nemours    COM  263534109      97,436   2,394 SH DEFINED 01
2,394
Eastman Kodak            COM  277461109       4,468     112 SH OTHER
112
Elan PLC ADR             COM  284131208     156,750   3,000 SH OTHER
3,000
Electronic Data Systems  COM  285661104      22,344     400 SH SOLE            400
Electronic Data Systems  COM  285661104     372,866   6,675 SH DEFINED 01
6,675
Electronic Data Systems  COM  285661104   1,285,897  23,020 SH OTHER
23,020
Emerson Electric         COM  291011104     179,800   2,900 SH SOLE          2,900
Emerson Electric         COM  291011104     798,250  12,875 SH DEFINED 01
12,875
Emerson Electric         COM  291011104   3,618,940  58,370 SH OTHER
58,370
Exxon Mobil              COM  30231G102     234,900   2,900 SH DEFINED 01
2,900
Exxon Mobil              COM  30231G102     660,312   8,152 SH OTHER
8,152
First Union Corp         COM  337358105      14,520     440 SH OTHER
440
FleetBoston Financial    COM  339030108     772,214  20,456 SH OTHER
20,456
General Electric         COM  369604103     323,996   7,740 SH SOLE           7,740
General Electric         COM  369604103   3,046,571  72,480 SH DEFINED O1
72,480
General Electric         COM  369604103  17,250,088 412,090 SH OTHER
412,090
General Mills            COM  370334104     258,060   6,000 SH DEFINED 01
6,000
General Mills            COM  370334104      51,612   1,200 SH OTHER
1,200
Genzyme Corp General Div COM  372917104      90,330   1,000 SH OTHER
1,000
Genzyme Biosurgery       COM  372917708         594     108 SH OTHER
108
Genzyme Molecular        COM  372917500         891     108 SH OTHER
108
Gillette Co.             COM  375766102      18,702     600 SH SOLE           600
Gillette Co.             COM  375766102     587,710  18,855 SH DEFINED 01
18,855
Gillette Co.             COM  375766102   2,035,401  65,300 SH OTHER
65,300
Hewlett Packard Co.      COM  428236103       9,068     290 SH SOLE           290
Hewlett Packard Co.      COM  428236103     525,336  16,800 SH DEFINED 01
16,800
Hewlett Packard Co.      COM  428236103   3,374,033 107,900 SH OTHER
107,900
Intel Corp.              COM  428236103       9,473     360 SH SOLE           360
Intel Corp.              COM  458140100     195,765   7,440 SH DEFINED 01
7,440
Intel Corp.              COM  458140100   1,256,948  47,770 SH OTHER
47,770
Int'l Flavors & FragranceCOM  459506101      30,884   1,400 SH OTHER
1,400
International Paper Co.  COM  460146103      72,160   2,000 SH OTHER
2,000
Int'l Business Machines  COM  459200101      76,944     800 SH OTHER
800
Interpublic Group        COM  459200101      17,175     500 SH SOLE           500
Interpublic Group        COM  460690100     283,731   8,260 SH DEFINED 01
8,260
Interpublic Group        COM  460690100     532,425  15,500 SH OTHER
15,500
Investors Finl Services  COM  461915100     234,500   4,000 SH OTHER
4,000
Johnson & Johnson        COM  478160104     454,844   5,200 SH SOLE         5,200
Johnson & Johnson        COM  478160104   4,331,952  49,525 SH DEFINED 01
49,525
Johnson & Johnson        COM  478160104  19,603,339 224,115 SH OTHER
224,115
J.P. Morgan Chase        COM  46625H100     107,940   2,404 SH SOLE         2,404
J.P. Morgan Chase        COM  46625H100   1,446,588  32,218 SH DEFINED 01
32,218
J.P. Morgan Chase        COM  46625H100   8,880,277 197,779 SH OTHER
197,779
Lucent Technologies      COM  549463107      22,373   2,244 SH SOLE         2,244
Lucent Technologies      COM  549463107     267,814  26,862 SH DEFINED 01
26,862
Lucent Technologies      COM  549463107   1,196,481 120,008 SH OTHER
120,008
Marsh & McLennan         COM  571748102     114,036   1,200 SH SOLE         1,200
Marsh & McLennan         COM  571748102     971,112  10,219 SH DEFINED O1
10,219
Marsh & McLennan         COM  571748102   8,089,429  85,125 SH OTHER
85,125
McGraw Hill Companies    COM  580645109     113,335   1,900 SH DEFINED 01
1,900
McGraw Hill Companies    COM  580645109   5,756,225  96,500 SH OTHER
96,500
McDonalds                COM  580135101      63,720   2,400 SH OTHER
2,400
Medtronic Corp.          COM  585055106      19,211     420 SH SOLE           420
Medtronic Corp.          COM  585055106      54,888   1,200 SH DEFINED 01
1,200
Medtronic Corp.          COM  585055106     604,683  13,220 SH OTHER
13,220
Merck                    COM  589331107     322,575   4,250 SH SOLE         4,250
Merck                    COM  589331107   4,017,083  52,926 SH DEFINED 01
52,926
Merck                    COM  589331107  22,844,762 300,985 SH OTHER
300,985
Microsoft                COM  594918104     282,188   5,160 SH DEFINED 01
5,160
Microsoft                COM  594918104   1,169,492  21,385 SH OTHER
21,385
Minnesota Mining & Mfg   COM  594918104      41,560     400 SH SOLE           400
Minnesota Mining & Mfg   COM  604059105      41,560     400 SH OTHER
400
Motorola Inc.            COM  620076109     355,573  24,935 SH DEFINED 01
24,935
Motorola Inc.            COM  620076109   1,962,604 137,630 SH OTHER
137,630
National City Corp.      COM  635405103     293,180  10,960 SH DEFINED 01
10,960
National City Corp.      COM  635405103   2,153,375  80,500 SH OTHER
80,500
Newell Rubbermaid        COM  651229106       2,650     100 SH DEFINED 01
100
Nisource Inc.                 65473P105      13,444     432 SH OTHER
432
Nokia Corp.              COM  654902204     708,000  29,500 SH OTHER
29,500
Northern Trust Corp.     COM  665859104   4,750,000  76,000 SH OTHER
76,000
Open Market Inc               68370M100         331     252 SH OTHER
252
Pepsico                  COM  713448108      17,141     390 SH SOLE           390
Pepsico                  COM  713448108     828,238  18,845 SH DEFINED O1
18,845
Pepsico                  COM  713448108  11,385,248 259,050 SH OTHER
259,050
Pfizer, Inc.		 COM  717081103	   18,428     450 SH SOLE           450
Pfizer, Inc.		 COM  717081103	  180,180   4,400 SH DEFINED 01
4,400
Pfizer, Inc.             COM  717081103     559,991  13,675 SH OTHER
13,675
Procter & Gamble         COM  742718109     212,840   3,400 SH SOLE         3,400
Procter & Gamble         COM  742718109   2,301,489  36,765 SH DEFINED 01
36,765
Procter & Gamble         COM  742718109   5,449,330  87,050 SH OTHER
87,050
Raytheon CLB             COM  755111408      83,733   2,850 SH DEFINED 01
2,850
Raytheon CLB             COM  755111408     954,850  32,500 SH OTHER
32,500
Reuters Group OLC        COM  76132M102      77,740   1,040 SH OTHER
1,040
SBC Communications       COM  78387G103      96,222   2,156 SH SOLE         2,156
SBC Communications       COM  78387G103   1,362,509  30,529 SH DEFINED 01
30,529
SBC Communications       COM  78387G103   1,676,838  37,572 SH OTHER
37,572
Schlumberger Ltd.        COM  806857108   1,296,225  22,500 SH OTHER
22,500
Sigma Aldrich            COM  826552101     134,050   2,800 SH OTHER
2,800
Silverstream Software    COM  827907106      89,007   9,400 SH SOLE         9,400
St. Paul Companies       COM  792860108     314,958   7,150 SH DEFINED 01
7,150
Southwest Airlines       COM  844741108       5,325     300 SH DEFINED 01
300
State Street Boston      COM  857473102      18,680     200 SH SOLE           200
State Street Boston      COM  857473102   1,047,948  11,220 SH DEFINED 01
11,220
State Street Boston      COM  857473102   9,360,548 100,220 SH OTHER
100,220
Stryker                  COM  863667101     146,300   2,800 SH OTHER
2,800
Sysco                    COM  871829107      21,208     800 SH SOLE           800
Sysco                    COM  871829107     686,609  25,900 SH DEFINED 01
25,900
Sysco                    COM  871829107   4,013,614 151,400 SH OTHER
151,400
TECO Energy              COM  872375100      17,976     600 SH SOLE           600
TECO Energy              COM  872375100      67,410   2,250 SH DEFINED 01
2,250
TECO Energy              COM  872375100     167,776   5,600 SH OTHER
5,600
Texas Instruments Inc.   COM  882508104      92,940   3,000 SH OTHER
3,000
Transocean Sedco Forex        G90078109       2,081      48 SH OTHER
48
United Dominion Realty   COM  910197102      26,670   2,100 SH SOLE         2,100
United Dominion Realty   COM  910197102     153,670  12,100 SH DEFINED 01
12,100
United Dominion Realty   COM  910197102   2,049,780 161,400 SH OTHER
161,400
VA Linux                 COM  918198105       3,672   1,224 SH OTHER
1,224
Verizon Communications   COM  92343V104      47,328     960 SH SOLE           960
Verizon Communications   COM  92343V104     497,043  10,082 SH DEFINED 01
10,082
Verizon Communications   COM  92343V104     979,492  19,868 SH OTHER
19,868
Vodaphone                COM  92857W100      27,150   1,000 SH OTHER
1,000
WorldCom, Inc            COM  98157D106      18,688   1,000 SH OTHER
1,000





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